Other reserves and retained earnings - Summary of other reserves and retained earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		$ 8,661
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options				$ 0
Employee share options: value of services	[1]	(106)	$ (254)	(82)
Companies no longer consolidated		(32)		(2)
Ending balance		9,177	8,661
Parent and subsidiaries currency translation and exchange adjustments		65	(213)
Beginning balance		27,025
Equity accounted units' profit after tax for the year		301	513	339
Tax relating to components of other comprehensive income		77	(325)	(153)
Dividends		(10,710)	(5,771)	(4,653)
Employee share options and other IFRS 2 charges to the income statement		126	111	98
Ending balance		23,387	27,025
Capital redemption reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		47	38	34
Own shares purchased and cancelled		4	9	4
Ending balance		51	47	38
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		195	32	32
Adjustment for transition to new accounting standards (note 45)		0	(4)	0
Cash flow hedge gains/(losses)		12	156	62
Cash flow hedge losses/(gains) transferred to the income statement		(41)	40	(62)
Tax on the above		(6)	(54)	0
Transfers and other movements		0	25	0
Ending balance		160	195	32
Available for sale revaluation reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		0	20	(126)
Adjustment for transition to new accounting standards (note 45)		0	(20)	0
Gains on available for sale securities		0	0	19
Losses on available for sale securities transferred to the income statement		0	0	6
Tax on the above		0	0	(1)
Transfers and other movements		0	0	122
Ending balance		0	0	20
Fair Value through Other Comprehensive Income reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(6)	0	0
Adjustment for transition to new accounting standards (note 45)		0	8	0
Losses on equity investments		(5)	(11)	0
Transfers to retained earnings		0	(3)	0
Ending balance		(11)	(6)	0
Cost of Hedging Reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(13)	0	0
Adjustment for transition to new accounting standards (note 45)		0	26	0
Cost of hedging deferred to reserves during the year		3	(36)	0
Transfer of cost of hedging to the income statement		0	(3)	0
Ending balance		(10)	(13)	0
Other reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		11,650	11,714	11,861
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options		(63)	(114)	(64)
Employee share options: value of services		52	52	31
Deferred tax on share options		4	(2)	10
Companies no longer consolidated		0	0	(124)
Ending balance		11,643	11,650	11,714
Foreign currency translation reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		8,661	12,284
Ending balance		9,177	8,661	12,284
Beginning balance		(3,212)	480	(2,585)
Parent and subsidiaries currency translation and exchange adjustments		331	(3,658)	2,942
Equity accounted units currency translation adjustments		10	(48)	34
Currency translation reclassified on disposal		215	14	78
Transfers and other movements		0	0	11
Ending balance		(2,656)	(3,212)	480
Retained earnings [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options			(22)	(133)
Employee share options: value of services	[1]	(43)	(140)	(18)
Companies no longer consolidated				130
Beginning balance		27,025	23,761	21,631
Adjustment for transition to new accounting standards (note 45)		(113)	(179)	0
Parent and subsidiaries' profit for the year		7,709	13,125	8,423
Equity accounted units' profit after tax for the year		301	513	339
Actuarial gains/(losses)		(259)	894	1
Tax relating to components of other comprehensive income		81	(269)	(150)
Total comprehensive income for the year		7,832	14,263	8,613
Share buy-back programme		(1,135)	(5,423)	(2,312)
Dividends		(10,334)	(5,356)	(4,250)
Companies no longer consolidated		0	0	130
Increase (decrease) through other changes, equity		(43)	(140)	(18)
Employee share options and other IFRS 2 charges to the income statement		70	61	57
Transfer from FVOCI reserve		0	3	0
Transfers and other movements		0	(25)	(133)
Ending balance		$ 23,387	$ 27,025	$ 23,761

[1]	Net of contributions received from employees for share options.